December 2, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Mr. Jeffrey A. Foor
Document Control – EDGAR

RE:	Columbia Funds Series Trust (the Registrant)
Columbia Marsico Focused Equities Fund
Post-Effective Amendment No. 125
File No. 333-89661; 811-09645

Dear Mr. Foor:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant’s Post-Effective Amendment No. 125 (Amendment). This Amendment was filed electronically on November 27, 2013.

If you have any questions regarding this filing, please contact the undersigned at (617) 385-9536 or MaryEllen McLaughlin at (617) 385-9540.

Sincerely,

/s/ Ryan C. Larrenaga
Ryan C. Larrenaga
Assistant Secretary

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